Note 10 - Income Taxes - Provision for Income Taxes Computed at Federal Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income tax provision (benefit) at statutory rate	(34.00%)	(34.00%)
State income taxes, net of federal benefit	(2.00%)	(6.00%)
Change in valuation allowance	33.00%	39.00%
Other	3.00%	1.00%
Effective tax rate